Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions & Divestitures
Business acquisition, goodwill segment allocation

($ in billions)
	Goodwill
Segment	Allocated	*
Software	$18.4
Consulting	1.1
Infrastructure	0.8
Total	$20.3	**

*	Approximately seven percent of the goodwill was determined to be deductible for tax purposes.

** Goodwill of approximately $2.7 billion related to the Red Hat acquisition was derecognized at the time of the Kyndryl separation. Refer to note A, “Significant Accounting Policies,” and note C, “Separation of Kyndryl,” for additional details.

Business acquisition, pro forma information

($ in millions)
For the year ended December 31:	2019
Revenue	$60,195	*
Net income	$7,438	*

*	Adjusted to reflect the Kyndryl separation. Refer to note A, “Significant Accounting Policies,” and note C, “Separation of Kyndryl,” for additional information.

2021 Acquisitions
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization		Other
	Life (in Years)	Turbonomic	Acquisitions
Current assets		$126	$108
Property, plant and equipment/noncurrent assets		—	12
Intangible assets
Goodwill	N/A	1,439	1,110
Client relationships	4—10	290	200
Completed technology	4—7	117	196
Trademarks	1—6	18	30
Total assets acquired		$1,990	$1,656
Current liabilities		49	59
Noncurrent liabilities		113	84
Total liabilities assumed		$161	$143
Total purchase price		$1,829	$1,513

N/A–Not applicable

2020 Acquisitions
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets		$35
Property, plant and equipment/noncurrent assets		7
Intangible assets
Goodwill	N/A	575
Client relationships	5—7	84
Completed technology	2—7	73
Trademarks	1—7	11
Total assets acquired		$784
Current liabilities		19
Noncurrent liabilities		41
Total liabilities assumed		$61
Total purchase price		$723

N/A—Not applicable

Red Hat, Inc.
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets*		$3,186
Property, plant and equipment/noncurrent assets		948
Intangible assets
Goodwill	N/A	22,985
Client relationships	10	7,215
Completed technology	9	4,571
Trademarks	20	1,686
Total assets acquired		$40,592
Current liabilities**		1,395
Noncurrent liabilities		4,117
Total liabilities assumed		$5,512
Total purchase price		$35,080

*	Includes $2.2 billion of cash and cash equivalents.
**

Includes $485 million of short-term debt related to the convertible notes acquired from Red Hat that were recognized at their fair value on the acquisition date, which was fully settled as of October 1, 2019.

N/A—Not applicable